The Company and its operations	12 Months Ended
Dec. 31, 2025
Company And Its Operations
The Company and its operations

1 The Company and its operations

Braskem S.A. is a public corporation headquartered in Camaçari, Bahia (“BA”), which, jointly with its subsidiaries (hereinafter “Braskem or “Company”), is controlled by Novonor S.A. – Under Judicial Reorganization (“Novonor”), which directly and indirectly holds interests of 50.11% and 38.32% in its voting and total capital, respectively. The ultimate parent company of Braskem is Kieppe Patrimonial S.A.

The Braskem’s shares are traded on:

•	B3 S.A. Brasil, Bolsa, Balcão (“B3”), under the tickers BRKM3, BRKM5 and BRKM6;
•	New York Stock Exchange (“NYSE”) under the ticker BAK; and
•	Madrid Stock Exchange (“LATIBEX”) under the ticker XBRK.

Braskem is engaged in the manufacture, sale, import and export of chemicals, petrochemicals and fuels, as well as the production, supply and sale of utilities such as steam, water, compressed air and industrial gases. It also provides industrial services and is engaged in the production, supply and sale of electric energy and gas for its own use and use by other companies. The Company's operations are represented as follows:

The petrochemical plants are dedicated to producing thermoplastic resins, such as polyethylene (“PE”), polypropylene (“PP”), polyvinyl chloride (“PVC”) and other basic petrochemicals.

Economic and financial condition of Braskem Idesa and substantial doubt related to its going concern

The financial information of Braskem Idesa, included in these consolidated financial statements, has been prepared on a going concern basis, which assumes the going concern and the realization of assets and settlement of liabilities and commitments in the ordinary course of the Braskem Idesa’s business.

The deterioration of Braskem Idesa’s economic and financial condition is set within an adverse operating environment observed over recent years, primarily characterized by a significant compression of petrochemical spreads, resulting from a prolonged industry downturn, driven by weaker-than-expected global demand and global oversupply, largely attributable to China and the USA, as well as an increase in the reference price of ethane related to the original contract with the local supplier. In addition, Braskem Idesa faced material constraints in access to ethane in Mexico, the main feedstock for its production process, which limited operational flexibility, reduced capacity utilization rates, and increased exposure to import feedstocks with lower economic competitiveness. Taken together, these factors resulted in operating cash generation consistently below the level required to support Braskem Idesa’s existing indebtedness, contributing to liquidity imbalance and an increased financial risk profile.

As a result, in September 2025, Braskem Idesa, announced that, with the objective of reviewing its current capital structure and liquidity conditions, it had engaged financial and legal advisors (Lazard Inc., Cleary Gottlieb Steen & Hamilton LLP, and Sainz Abogados) to support Braskem Idesa in assessing a broad range of economic and financial alternatives.

In October 2025, Braskem Idesa increased the amount of the Term Loan originally contracted in May 2025, from R$ 523 (US$ 95) to R$ 990 (US$ 180). Disbursements related to the expansion of this credit facility are due in December 2026. Over the last quarter of 2025, Braskem Idesa executed drawdowns totaling R$ 188 (US$ 34) from the additional credit facility of the Term Loan.

In November 2025, Braskem Idesa defaulted on interest payments related to the bond maturing in 2029. As of December 31, 2025, the outstanding balance of such interest, recorded in current liabilities, amounted to R$ 230 (US$ 42).

As a result of this non-payment, the full outstanding balance of interest and principal of the bond may be accelerated by the bondholders, subject to the applicable contractual quorum. Since the decision to accelerate the debt is not under Braskem Idesa’s control and it does not have the ability to defer these payments for at least 12 months after the reporting date, the balance of this obligation was reclassified to current liabilities, as well as other borrowings that contain cross-default clauses in their contracts. The Company’s remaining balances of borrowings and debentures were not impacted.

Accordingly, Braskem Idesa fully reclassified the principal amount of the bonds from non-current liabilities to current liabilities, totaling R$ 12,083 (US$ 2,196), of which R$ 4,954 (US$ 900) relates to the 2029 bond, R$ 6,606 (US$ 1,201) relates to the 2032 bond and R$ 523 (US$ 95) relates to the Term Loan. As a result of the breach of contractual terms under the financing arrangements that supported the hedging relationships, Braskem Idesa discontinued the application of hedge accounting, as described in note 18.9.

In December 2025, Braskem Idesa provided certain holders of the 2029 and 2032 bonds (the ad-hoc group or “AHG”) with non-public information in the context of a potential reorganization of its capital structure. After the parties were unable to reach a consensus on the proposal submitted by Braskem Idesa, such information was subsequently disclosed to the market, including the discussion materials and the proposals presented.

Additionally, in February 2026, Braskem Idesa announced the non-payment of the interest due on the 2032 bond.

Finally, in light of the context presented, Braskem Idesa remains engaged in negotiations with the AHG, with a view to reorganizing its capital structure through judicial measures (e.g., Chapter 11 under U.S. Law), which may have potential impacts on the shareholding control of Braskem Idesa.

These events and conditions indicate the existence of a substantial doubt about the Braskem Idesa’s ability to continue as going concern.

In this context, Management performed an assessment of the recoverability of its assets based on the best estimates and assumptions available as of the reporting date.

As a result of this process, the following effects were recognized in the consolidated financial statements:

•	Asset impairment – Braskem Idesa recognized an impairment loss of R$ 1,468, as detailed in Note 12, after identifying that the recoverable amounts of its assets were lower than their carrying amounts. This impact was substantially recognized in cost of products sold in the consolidated statement of profit or loss for the year.
•	Valuation allowance for non-recoverability of deferred taxes – Braskem Idesa reassessed its projections of future taxable profits and, based on the best estimates available as of the reporting date, concluded that there is no sufficient basis for the recovery of a portion of its deferred tax assets. As a result, a valuation allowance in the amount of R$ 1,175 was recognized, substantially representing the entirety of the deferred tax asset.

Notwithstanding the substantial doubt, Management believes that the use of the going concern assumption remains appropriate in the preparation of these consolidated financial statements, considering that the Company and its subsidiary continue to operate, with ongoing activities and initiatives underway aimed to financial restructuring and the restoration of liquidity. Accordingly, these consolidated financial statements do not include adjustments that might be required if its subsidiary was unable to continue operating on a going concern basis.

Economic and financial condition of the Company and substantial doubt related to its going concern

The consolidated financial statements have been prepared under the going concern assumption, which presumes the continuity of operations and the realization of assets as well as the settlement of liabilities and commitments in the ordinary course of business of the Company.

As of December 31, 2025, the statement of financial position presents negative net working capital (defined as total current assets less total current liabilities), amounting to R$ 9,770 (2024: R$ 8,765 positive). The balances are negative due to the effects of Braskem Idesa’s financings, which were reclassified to current liabilities. Shareholders’ equity is negative by R$ 16,502 (2024: R$ 4,278), mainly impacted in the year by the valuation allowance for realization of deferred tax asset in the amount of R$ 11,107, as disclosed in Note 20.2.c.

Borrowings and debentures are predominantly due in the long term, except for the reclassification effect related to Braskem Idesa’s borrowings, and more than 95% are denominated in US dollars, consistent with the Company's Financial Policy. Braskem believes that this US dollar exposure is comfortable since a significant portion of the projected operating cash flow for the upcoming years, intended for debt-service payments, is either directly or indirectly in US dollars.

In September 2025, the Company has engaged financial and legal advisors (Lazard Inc., Cleary Gottlieb Steen & Hamilton LLP, and E. Munhoz Advogados) to assist in preparing a diagnosis of the economic-financial alternatives to reorganize its capital structure.

Consistent with its cash management, in October 2025, the Company has withdrawn the available stand-by credit facility in the amount of US$ 1.0 billion (R$: 5,350). The credit facility matures in December 2026.

At the end of December 2025, the Company's global credit ratings were assigned by the rating agencies Fitch Ratings and S&P Global as CC and CCC-, with no outlook and negative outlook, respectively. In this context, there was an increase in the balances of reserve accounts associated with the fulfillment of certain contractual obligations (see note 5), and guarantees were provided for specific energy trading contracts. As of December 31, 2025, no provisions were recorded, nor was the Company considered in default under these energy trading contracts. During 2025, there was a decrease in the availability of certain payment agreements with financial institutions related to forfaiting agreements (see note 14).

During 2025, the Company had access to a set of actions that contributed to strengthening its cash position for the coming years, include, among others:

PRESIQ: In December 2025, aiming to mitigate the effects of the termination of the REIQ (“Special Regime for the Chemical Industry”) and preserve the competitiveness of the Brazilian chemical industry, which is a strategic and essential sector for the Brazilian economy, Law No. 15,294/25 was enacted, establishing PRESIQ (“Special Program for the Sustainability of the Chemical Industry”). The program introduces an incentive regime aimed at fostering the Brazilian chemical industry, effective from January 1, 2027, through December 31, 2031, in two modalities: (i) industrial, related to the acquisition of certain chemical products, and (ii) investment, related to the expansion or modernization of installed capacity.

PE Antidumping Measures: In November 2024, SECEX Circular Letter No. 63/2024 was published, initiating an investigation to assess the existence of dumping in exports of polyethylene resins from the United States and Canada to Brazil, as well as the resulting injury to the domestic industry. Following the issuance of the preliminary determination of the investigation, the Trade Defense Department (“DECOM”) recommended the application of a provisional antidumping measure. In August 2025, the Executive Management Committee of the Foreign Trade Chamber (“GECEX”/“CAMEX”) approved the application of a provisional antidumping duty for a six-month period on imports of polyethylene resins originating from the United States and Canada. The investigation remains ongoing and is at a final stage.

List of Cyclical Trade Imbalances: In October 2025, GECEX approved, through GECEX Resolution No. 800/2025, the maintenance of the 20% import duty rate applicable to PE, PP, and PVC resins produced by the Company, effective through October 16, 2026, upon their inclusion in the List of Temporary Tariff Increases for Conjunctural Trade Imbalances.

These measures are strategic, as they contribute to preserving the Company’s competitiveness in the domestic market by mitigating the impacts of unfair competition and imports at artificially reduced prices.

Management assessed, in a comprehensive manner, the internal and external factors capable of affecting the going concern assumption. Based on available information and the projections set forth in the approved business plan, Management identified a high level of cash utilization over the assessment horizon, considering both existing cash balances and projected operating-cycle inflows. Key elements considered include:

•	The prolonged downturn cycle in the petrochemical industry, with structurally compressed spreads;
•	Cash consumption associated with debt service, particularly recurring interest payments;
•	Cash requirements related to the obligations arising from the Geological Event in Alagoas;
•	Cash needs for the maintenance of operating assets, essential for ensuring operational continuity and safety;
•	Credit rating downgrade; and
•	Maturity of the US$ 1.0 billion stand-by facility in December 2026, requiring a significant cash outflow, if not renewed.

These factors, as reflected in the approved business plan, indicate increasing pressure on liquidity and guide Management’s actions aimed at continuously adjusting the Company’s financial position to the current challenges faced by the global chemical industry, as described below.

Measures to strengthen financial resilience and capital structure reorganization

Among the initiatives currently under development, the planned reorganization of the capital structure is noteworthy, as it depends on variables outside the Company’s exclusive control.

The assessment of capital structure reorganization began in September 2025, when the Company disclosed to the market the engagement of specialized financial and legal advisors to support a comprehensive diagnosis of the available economic-financial options, with a focus on strengthening liquidity in the capital structure.

The Company and its specialized financial and legal advisors have been progressing in a structured manner in the formulation of a comprehensive capital structure reorganization plan and in negotiations with the creditors’ advisors.

Regulatory measures

In March 2026, Complementary Law No. 228 was enacted, providing for the increase of the benefit under the REIQ from 0.73% to 5.8%. This benefit corresponds to PIS and Cofins credits levied on raw materials used by the chemical and petrochemical industries, which may be offset against federal taxes. The benefit will have a sector-wide budget limit of R$ 2 billion and will remain in effect from March through December 31, 2026, and beginning in April, will be subject to a 10% reduction, as provided for in the applicable legislation.

For the year 2026, a sector cap of R$ 1.1 billion was also established for the use of the incremental credit (“REIQ Investment”) of 1.5%, which is linked to the execution of investment projects.

Potential Transaction involving a change in Braskem’s controlling shareholder

In December 2025, Novonor informed the Company of the execution of a binding agreement between a FIDC managed by Vórtx Capital and advised by IG4 Sol Ltda., and Novonor’s creditor banks, for the acquisition of all loans secured by shares issued by Braskem and held by NSP Investimentos S.A., as well as the signing of an exclusivity agreement for negotiating a potential corporate transaction involving such shares (the “Transaction”).

On December 23, 2025, the Transaction was submitted to the Administrative Council for Economic Defense (Conselho Administrativo de Defesa Econômica – “CADE”) for clearance by the competition authority. In February 2026, Petrobras informed that it would not exercise its preemptive rights, and, subsequently, in March 2026, the CADE’s General Superintendence approved the Transaction without restrictions, as evidenced by the certificate of final and unappealable decision issued on March 25, 2026.

The Transaction has already been approved by the competition authorities in the United States, Mexico, and the European Union, with approval still pending before the European Commission in connection with the Foreign Subsidies Regulation (FSR).

These events and conditions indicate the existence of a substantial doubt about the Companys’s ability to continue as going concern.

Given this substantial doubt, Management reassessed, for accounting purposes, the fulfillment of the “highly probable transactions” criterion required under IFRS 9 for the continuation of its hedge accounting program, which resulted in the prospective discontinuation, as of December 31, 2025, of the hedge accounting related to certain future revenues of Braskem S.A.

It should be emphasized that this discontinuation results exclusively from the assessment of compliance with applicable accounting requirements in a context of heightened uncertainty and does not alter the expectation of realization of such transactions, which remain forecast and included in the approved business plan.

The financial statements do not include any adjustments to reflect possible future effects over the recoverability and classification of assets or amounts and classification of liabilities that may result from material uncertainty related to the Company’s ability to continue operating normally.

Industrial transformation in Alagoas

In September 2025, the Company, in line with its commitment to achieving competitiveness across all stages of its production process, initiated steps to convert the operation of its chlor-alkali plant in Alagoas into a facility dedicated to the handling of large volumes of ethylene dichloride (“EDC”).

As part of this transformation, the production of chlorine and caustic soda has been mothballed. Following this decision, the Company will import all of its EDC requirements, the raw material for PVC production, through a long-term contract signed with an international supplier, thereby strengthening the competitiveness of its PVC production.

The assets dedicated exclusively to the production of chlorine and caustic soda have been mothballed, and part of the unit’s infrastructure has been redirected to support EDC handling operations. This aims to provide greater flexibility in the logistics of this material, as well as to ensure increased operational efficiency and better integration within the PVC production chain. The mothballed assets are part of the cash-generating unit of the Northeastern Petrochemical Complex.

Given that, as of December 31, 2025, there was no expectation of recovering the mothballed assets, the Company recognized impairment losses, write-off of goodwill, and other provisions, amounting R$781, as described below:

Description	Classification in profit or loss for the period	Amount

Write-off of property, plant and equipment	Cost of goods sold	459
Inventory write-off	Cost of goods sold	30
Inventory write-off	Other expenses	42
Impairment loss on goodwill	Other expenses	192
Other provisions	Other expenses	58
Total		781

Tax Reform in Brazil

The enactment of Constitutional Amendment No. 132/2023 restructured the Brazilian tax system by replacing the main consumption taxes with a dual VAT model. In 2025, Complementary Law No. 214/2025 was issued, regulating the reform and establishing the Tax on Goods and Services (“IBS”), the Contribution on Goods and Services (“CBS”), and the Selective Tax, thereby setting the framework for the transition scheduled beginning in 2026. In 2026, Complementary Law No. 227/2026 was enacted, creating the IBS Managing Committee and introducing additional regulatory aspects of the reform.

The reform is currently in its early implementation phase, with test rates scheduled only for 2026 and a gradual schedule extending to 2033. In 2025, the Company carried out system updates and adjustments to comply with the requirements applicable from 2026 onwards.

The financial statements presented herein do not reflect any effects of the tax reform, as the changes do not yet give rise to material accounting or financial impacts in the 2025 fiscal year. The Company will continue to monitor regulatory developments and assess potential operational, tax, and system effects throughout 2026.

Uncertainties arising from geopolitical conflicts

The current global environment remains subject to geopolitical tensions in regions that are strategic for energy markets, particularly the Middle East, which has generated additional volatility in oil, natural gas, and petrochemical feedstock prices. Such events have translated into volatility (increases) in international prices of resins and chemical products sold by the Company, as well as uncertainties regarding potential logistical restrictions on relevant international trade routes.

The Company has been continuously and diligently monitoring potential scenarios and the associated impacts of these dynamic events, assessing their effects on the conduct of its operations. The financial statements do not reflect any effects arising from these events.